ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited)

Shares		December 31, 2020 Fair Value
	Investments in Securities – 114.91%
	Common Stocks – 111.08%
	Argentina – 2.50%
	E-Commerce / Services – 2.50%
166,653	MercadoLibre Inc *	$279,180,439

	Total Argentina (cost $87,630,472)	$279,180,439

	Australia – 0.71%
	Enterprise Software / Services – 0.71%
336,403	Atlassian Corp PLC, Class A *	78,674,570

	Total Australia (cost $69,179,172)	$78,674,570

	Brazil – 0.65%
	Finance - Investment Banker / Broker – 0.65%
1,833,515	XP Inc, Class A *	72,735,540

	Total Brazil (cost $51,817,213)	$72,735,540

	Canada – 1.78%
	Internet Application Software – 1.51%
148,594	Shopify Inc, Class A *	168,200,978

	Retail - Restaurants – 0.27%
503,221	Restaurant Brands International Inc	30,751,835

	Total Canada (cost $109,205,583)	$198,952,813

	China – 10.51%
	Computer Software – 0.17%
3,043,903	Ming Yuan Cloud Group Holdings Ltd *	18,764,686

	E-Commerce / Products – 4.26%
973,022	Alibaba Group Holding Ltd ADR * (a)	226,451,410
2,712,867	JD.com Inc ADR *	238,461,009
667,351	Yatsen Holding Ltd ADR *	11,344,967

		476,257,386

	E-Commerce / Services – 0.46%
1,521,925	Trip.com Group Ltd ADR *	51,334,530

	Entertainment Software – 2.48%
2,724,799	Bilibili Inc ADR *	233,569,770
450,105	NetEase Inc ADR	43,106,556

		276,676,326

	Internet Content - Information / Networks – 1.28%
1,972,100	Tencent Holdings Ltd	143,446,726

	Medical - Biomedical / Genetics – 0.15%
1,942,340	Everest Medicines Ltd *	16,958,855

	Retail - Drug Store – 0.34%
1,934,050	JD Health International Inc *	37,414,639

	Schools – 1.37%
826,401	New Oriental Education & Technology Group Inc ADR *	153,553,570

	Total China (cost $689,158,651)	$1,174,406,718

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		December 31, 2020 Fair Value
	Common Stocks (continued)
	France – 3.58%
	Aerospace / Defense - Equipment – 2.68%
1,322,110	Airbus SE	$145,234,205
1,091,510	Safran SA	154,853,203

		300,087,408

	Apparel Manufacturers – 0.29%
44,646	Kering	32,470,059

	Entertainment Software – 0.20%
227,371	UBISOFT Entertainment SA *	21,933,271

	Textile - Apparel – 0.41%
72,699	LVMH Moet Hennessy Louis Vuitton SE	45,444,995

	Total France (cost $354,790,367)	$399,935,733

	Germany – 1.57%
	Aerospace / Defense – 0.62%
266,437	MTU Aero Engines AG	69,568,185

	Athletic Footwear – 0.95%
291,093	adidas AG	106,102,102

	Total Germany (cost $116,534,372)	$175,670,287

	Hong Kong – 2.13%
	E-Commerce / Products – 1.76%
5,164,600	Meituan, Class B *	196,223,961

	Retail - Drug Store – 0.37%
14,176,000	Alibaba Health Information Technology Ltd *	41,866,995

	Total Hong Kong (cost $100,042,024)	$238,090,956

	Israel – 0.32%
	Applications Software – 0.32%
565,558	JFrog Ltd *	35,534,009

	Total Israel (cost $32,180,173)	$35,534,009

	Japan – 3.71%
	Audio / Video Products – 2.14%
2,392,100	Sony Corp	238,294,818

	Finance - Other Services – 0.51%
2,239,938	Japan Exchange Group Inc	57,232,374

	Web Portals / ISP – 1.06%
19,593,145	Z Holdings Corp	118,494,452

	Total Japan (cost $229,918,203)	$414,021,644

	Netherlands – 0.19%
	Semiconductor Components - Integrated Circuits – 0.19%
132,692	NXP Semiconductors NV	21,099,355

	Total Netherlands (cost $14,799,781)	$21,099,355

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		December 31, 2020 Fair Value
	Common Stocks (continued)
	Singapore – 1.79%
	Entertainment Software – 1.79%
1,006,009	Sea Ltd ADR *	$200,246,091

	Total Singapore (cost $24,299,535)	$200,246,091

	Taiwan – 1.17%
	Semiconductor Components - Integrated Circuits – 1.17%
1,200,941	Taiwan Semiconductor Manufacturing Co Ltd ADR	130,950,607

	Total Taiwan (cost $70,602,105)	$130,950,607

	United States – 80.47%
	Aerospace / Defense – 2.21%
82,937	Northrop Grumman Corp	25,272,563
831,900	Raytheon Technologies Corp	59,489,169
262,853	TransDigm Group Inc (a)	162,666,579

		247,428,311

	Applications Software – 7.69%
1,281,189	Five9 Inc *	223,439,362
1,732,645	Microsoft Corp (a)	385,374,901
711,087	PCT Inc *	85,053,116
156,866	ServiceNow Inc *	86,343,752
1,136,546	Smartsheet Inc, Class A *	78,751,272

		858,962,403

	Building Products - Cement / Aggregate – 0.76%
111,736	Martin Marietta Materials Inc (a)	31,729,672
358,514	Vulcan Materials Co (a)	53,171,211

		84,900,883

	Coatings / Paint – 0.39%
59,193	Sherwin-Williams Co	43,501,528

	Commercial Services - Finance – 5.07%
1,106,750	Avalara Inc *	182,492,008
1,136,331	Global Payments Inc (a)	244,788,424
130,223	PayPal Holdings Inc *	30,498,227
164,865	S&P Global Inc	54,196,071
545,072	TransUnion (a)	54,082,044

		566,056,774

	Commercial Services – 1.90%
170,337	Cintas Corp (a)	60,207,316
164,225	CoStar Group Inc *	151,789,883

		211,997,199

	Communications Software – 5.54%
1,633,029	RingCentral Inc, Class A * (a)	618,869,000

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		December 31, 2020 Fair Value
	Common Stocks (continued)
	United States (continued)
	Computer Aided Design – 8.04%
361,669	Altair Engineering Inc, Class A * (a)	$21,041,902
207,181	ANSYS Inc *	75,372,448
735,708	Aspen Technology Inc * (a)	95,825,967
267,414	Autodesk Inc *	81,652,191
2,344,453	Cadence Design Systems Inc * (a)	319,853,723
1,173,401	Synopsys Inc *	304,192,475

		897,938,706

	Computer Software – 3.12%
571,330	Cloudflare Inc, Class A *	43,415,367
67,290	Datadog Inc, Class A *	6,624,028
820,705	Twilio Inc, Class A *	277,808,643
422,015	ZoomInfo Technologies Inc, Class A *	20,353,783

		348,201,821

	Computers – 2.33%
1,961,906	Apple Inc (a)	260,325,307

	E-Commerce / Products – 3.01%
103,177	Amazon.com Inc * (a)	336,040,267

	E-Commerce / Services – 0.37%
95,600	Airbnb Inc, Class A *	14,034,080
194,662	DoorDash Inc, Class A *	27,788,001

		41,822,081

	Electronic Components - Semiconductors – 0.57%
280,483	Micron Technology Inc *	21,086,712
299,794	Xilinx Inc	42,501,795

		63,588,507

	Enterprise Software / Services – 5.11%
658,300	Alteryx Inc, Class A * (a)	80,174,357
315,969	Ceridian HCM Holding Inc *	33,669,657
628,315	Coupa Software Inc *	212,942,237
406,728	salesforce.com Inc *	90,509,182
2,056,233	SS&C Technologies Holdings Inc	149,590,951
137,296	SVMK Inc *	3,507,913

		570,394,297

	Entertainment Software – 1.20%
1,446,537	Activision Blizzard Inc (a)	134,310,960

	Finance - Credit Card – 1.87%
305,787	MasterCard Inc, Class A (a)	109,147,612
457,916	Visa Inc, Class A (a)	100,159,967

		209,307,579

	Finance - Investment Banker / Broker – 0.37%
658,517	Tradeweb Markets Inc, Class A	41,124,387

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		December 31, 2020 Fair Value
	Common Stocks (continued)
	United States (continued)
	Finance - Other Services – 1.98%
282,369	CME Group Inc (a)	$51,405,276
1,473,888	Intercontinental Exchange Inc (a)	169,924,548

		221,329,824

	Human Resources – 0.37%
199,013	Paylocity Holding Corp * (a)	40,978,767

	Internet Application Software – 1.28%
564,929	Okta Inc * (a)	143,638,848

	Internet Content - Entertainment – 5.82%
1,252,519	Facebook Inc, Class A * (a)	342,138,090
4,678,071	Pinterest Inc, Class A * (a)	308,284,879

		650,422,969

	Medical - Biomedical / Genetics – 6.07%
173,018	4D Molecular Therapeutics Inc *	7,171,596
727,167	Acceleron Pharma Inc * (a)	93,033,746
982,533	Akero Therapeutics Inc *	25,349,351
253,461	Alnylam Pharmaceuticals Inc * (a)	32,942,326
310,164	Applied Therapeutics Inc *	6,826,710
162,980	Arcus Biosciences Inc *	4,230,961
713,275	Arena Pharmaceuticals Inc *	54,800,918
382,045	Avidity Biosciences Inc *	9,749,788
213,102	Beam Therapeutics Inc *	17,397,647
404,664	Blueprint Medicines Corp *	45,383,068
766,038	Cerevel Therapeutics Holdings Inc *	12,700,910
1,511,807	Certara Inc *	50,978,132
289,157	Deciphera Pharmaceuticals Inc *	16,502,190
456,144	IGM Biosciences Inc *	40,272,954
1,079,035	Karyopharm Therapeutics Inc *	16,703,462
207,970	Keros Therapeutics Inc *	14,670,204
765,871	Mersana Therapeutics Inc *	20,379,827
1,761,017	TG Therapeutics Inc *	91,608,104
259,027	Turning Point Therapeutics Inc *	31,562,440
621,761	Ultragenyx Pharmaceutical Inc * (a)	86,070,375

		678,334,709

	Medical - Drugs – 0.56%
493,457	Allovir Inc*	18,968,487
397,743	ORIC Pharmaceuticals Inc *	13,463,601
486,132	PMV Pharmaceuticals Inc *	29,901,979

		62,334,067

	REITS - Diversified – 2.46%
562,025	American Tower Corp (a)	126,152,132
208,981	Equinix Inc (a)	149,250,051

		275,402,183

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		December 31, 2020 Fair Value
	Common Stocks (continued)
	United States (continued)
	Retail - Apparel / Shoes – 0.76%
696,172	Ross Stores Inc	$85,496,883

	Retail - Building Products – 0.38%
262,089	Lowe’s Cos Inc	42,067,905

	Retail - Discount – 0.41%
219,231	Dollar General Corp	46,104,279

	Retail - Major Department Stores – 1.82%
2,986,108	TJX Cos Inc	203,921,315

	Retail - Restaurants – 2.66%
142,176	Chipotle Mexican Grill Inc *	197,156,881
917,429	Yum! Brands Inc (a)	99,596,092

		296,752,973

	Semiconductor Components - Integrated Circuits – 1.31%
994,289	Analog Devices Inc (a)	146,886,314

	Semiconductor Equipment – 5.04%
532,488	Applied Materials Inc (a)	45,953,714
641,095	KLA Corp (a)	165,985,906
380,820	Lam Research Corp (a)	179,849,861
1,428,539	Teradyne Inc (a)	171,267,541

		563,057,022

	Total United States (cost $4,955,899,292)	$8,991,498,068

	Total Common Stock (cost $6,906,056,943)	$12,410,996,830

	Short-Term Securities – 3.83%
	United States – 3.83%
427,903,580	Dreyfus Treasury & Agency Cash Management, Institutional Shares, 0.02% (a) (b)	$427,903,580

	Total United States (cost $427,903,580)	$427,903,580

	Total Short-Term Securities (cost $427,903,580)	$427,903,580

	Total Investments in Securities (cost $7,333,960,523) - 114.91%	$12,838,900,410

	Other Liabilities in Excess of Assets - (14.91%)	(1,665,681,235)

	Net Assets - 100.00%	$11,173,219,175

(a)	Partially or wholly held in a pledged account at the Custodian as collateral for securities sold, not yet purchased.

(b)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2020. $412,991,643 is pledged in a collateral account by the Custodian for Total Return Swap Contracts.

*	Non-income producing security.

ADR	American Depositary Receipt

REITS	Real Estate Investment Trusts

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

Investments in Securities - By Industry	December 31, 2020 Percentage of Net Assets (%)
Aerospace / Defense - Equipment	2.68
Aerospace / Defense	2.83
Apparel Manufacturers	0.29
Applications Software	8.01
Athletic Footwear	0.95
Audio / Video Products	2.14
Building Products - Cement / Aggregate	0.76
Coatings / Paint	0.39
Commercial Services - Finance	5.07
Commercial Services	1.90
Communications Software	5.54
Computer Aided Design	8.04
Computer Services	3.12
Computer Software	0.17
Computers	2.33
E-Commerce / Products	9.03
E-Commerce / Services	3.33
Electronic Components - Semiconductors	0.57
Enterprise Software / Services	5.82
Entertainment Software	5.67
Finance - Credit Card	1.87

Investments in Securities - By Industry	December 31, 2020 Percentage of Net Assets (%)
Finance - Investment Banker / Broker	1.02
Finance - Other Services	2.49
Human Resources	0.37
Internet Application Software	2.79
Internet Content - Entertainment	5.82
Internet Content - Information / Networks	1.28
Medical - Biomedical / Genetics	6.22
Medical - Drugs	0.56
REITS - Diversified	2.46
Retail - Apparel / Shoes	0.76
Retail - Building Products	0.38
Retail - Discount	0.41
Retail - Drug Store	0.71
Retail - Major Department Stores	1.82
Retail - Restaurants	2.93
Schools	1.37
Semiconductor Components - Integrated Circuits	2.67
Semiconductor Equipment	5.04
Short-Term Securities	3.83
Textile - Apparel	0.41
Web Portals / ISP	1.06

Total Investments in Securities	114.91%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF PURCHASED OPTIONS (Unaudited)

Notional Amount (USD)	Contracts		December 31, 2020 Fair Value
		Purchased Options – 6.85%
		Equity Options – 6.71%
		Equity Call Options – 3.89%
		Australia – 0.23%
		Enterprise Software / Services – 0.23%
$ 69,411,000	4,083	Atlassian Corp PLC, Class A, 3/19/2021, $170.00	$26,294,520

		Total Australia (cost $17,214,711)	$26,294,520

		Canada – 0.30%
		Internet Application Software – 0.30%
18,040,000	220	Shopify Inc, Class A, 2/19/2021, $820.00	6,958,600
89,640,000	996	Shopify Inc, Class A, 4/16/2021, $900.00	26,662,920

		Total Canada (cost $28,935,749)	$33,621,520

		United States – 3.36%
		Airlines – 0.06%
26,349,000	17,566	American Airlines Group Inc, 2/19/2021, $15.00	3,478,068
16,441,500	10,961	American Airlines Group Inc, 5/21/2021, $15.00	3,452,715

			6,930,783

		Automobile - Cars / Light Trucks – 0.52%
32,884,000	32,884	Ford Motor Co, 6/18/2021, $10.00	1,841,504
65,872,000	65,872	Ford Motor Co, 1/21/2022, $10.00	7,114,176
110,700,000	2,214	Tesla Inc, 3/19/2021, $500.00	48,940,470

			57,896,150

		Commercial Services - Finance – 0.12%
35,072,000	2,192	Square Inc, Class A, 3/19/2021, $160.00	13,272,560

		Computers – 0.36%
140,591,000	12,781	Apple Inc, 2/19/2021, $110.00	29,907,540
47,278,000	4,298	Apple Inc, 3/19/2021, $110.00	10,379,670

			40,287,210

		Cruise Lines – 0.07%
21,958,000	10,979	Carnival Corp, 4/16/2021, $20.00	4,611,180
9,765,000	4,340	Carnival Corp, 7/16/2021, $22.50	1,822,800
10,977,500	4,391	Carnival Corp, 7/16/2021, $25.00	1,470,985

			7,904,965

		Diversified Banking Institutions – 0.18%
62,581,250	13,175	Citigroup Inc, 6/18/2021, $47.50	19,762,500

		Diversified Manufacturing Operations – 0.07%
43,477,000	43,477	General Electric Co, 6/18/2021, $10.00	7,521,521

		E-Commerce / Products – 0.10%
104,100,000	347	Amazon.com Inc, 2/19/2021, $3,000.00	11,121,350

		E-Commerce / Services – 0.35%
156,060,000	867	Booking Holdings Inc, 3/19/2021, $1,800.00	38,858,940

		Electronic Components - Semiconductors – 0.01%
23,016,000	4,384	Intel Corp, 3/19/2021, $52.50	920,640

		Electronic Forms – 0.16%
92,064,000	2,192	Adobe Inc, 3/19/2021, $420.00	18,412,800

		Growth & Income - Large Cap – 0.36%
1,705,126,500	44,289	SPDR S&P 500 ETF Trust, 4/16/2021, $385.00	40,657,302

		Hotels & Motels – 0.32%
88,584,000	11,073	Hilton Worldwide Holdings Inc, 4/16/2021, $80.00	35,655,060

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF PURCHASED OPTIONS (Unaudited) (continued)

Notional Amount (USD)	Contracts		December 31, 2020 Fair Value
		Equity Call Options (continued)
		United States (continued)
		Internet Content - Entertainment – 0.03%
$ 40,730,500	1,537	Facebook Inc, Class A, 2/19/2021, $265.00	$3,050,945

		Multimedia – 0.10%
70,144,000	4,384	Walt Disney Co, 4/16/2021, $160.00	11,508,000

		Oil Companies - Integrated – 0.08%
65,876,250	17,567	Exxon Mobil Corp, 4/16/2021, $37.50	9,222,675

		Web Portals / ISP – 0.47%
241,500,000	1,610	Alphabet Inc, Class A, 2/19/2021, $1,500.00	42,504,000
33,480,000	216	Alphabet Inc, Class A, 2/19/2021, $1,550.00	4,762,800
34,080,000	213	Alphabet Inc, Class A, 6/18/2021, $1,600.00	4,984,200

			52,251,000

		Total United States (cost $279,423,138)	$375,234,401

		Total Equity Call Options (cost $325,573,598)	$435,150,441

		Equity Put Options – 2.82%
		China – 0.01%
		Internet Content - Entertainment – 0.01%
8,772,000	2,193	Weibo Corp ADR, 4/16/2021, $40.00	833,340

		Total China (cost $1,103,157)	$833,340

		United States – 2.81%
		Electronic Components - Semiconductors – 0.05%
168,531,500	10,873	Texas Instruments Inc, 3/19/2021, $155.00	5,762,690

		Growth & Income - Large Cap – 1.04%
813,424,500	25,823	SPDR S&P 500 ETF Trust, 4/16/2021, $315.00	11,155,536
2,183,798,400	64,994	SPDR S&P 500 ETF Trust, 4/16/2021, $336.00	45,105,836
2,250,276,400	69,668	SPDR S&P 500 ETF Trust, 6/18/2021, $323.00	60,402,156

			116,663,528

		Health & Biotechnology – 0.11%
149,472,000	11,072	SPDR S&P Biotech ETF, 6/18/2021, $135.00	11,847,040

		Sector Fund - Technology – 1.61%
1,960,708,900	69,283	Invesco QQQ Trust Series 1, 4/16/2021, $283.00	56,534,928
2,748,947,400	98,883	Invesco QQQ Trust Series 1, 6/18/2021, $278.00	107,288,055
131,740,000	6,587	Vaneck Semiconductor, 2/19/2021, $200.00	2,239,580
131,740,000	6,587	Vaneck Semiconductor, 5/21/2021, $200.00	6,125,910
96,448,000	4,384	Vaneck Semiconductor, 5/21/2021, $220.00	7,584,320

			179,772,793

		Total United States (cost $433,959,536)	$314,046,051

		Total Equity Put Options (cost $435,062,693)	$314,879,391

		Total Equity Options (cost $760,636,291)	$750,029,832

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF PURCHASED OPTIONS (Unaudited) (continued)

Notional Amount (USD)	Contracts			December 31, 2020 Fair Value
		Currency Put Options – 0.14%
		United States – 0.14%
		Currency – 0.14%	Counterparty
$ 534,923,493	534,923,493	USD / BRL, 6/18/2021, $5.70	Morgan Stanley & Co., Inc.	$12,494,396
108,033,410	108,033,410	USD / BRL, 5/14/2021, $5.85	Morgan Stanley & Co., Inc.	1,612,146
172,150,800	172,150,800	USD / CNH, 6/18/2021, $7.25	Merrill Lynch Professional Clearing Corp	299,146
301,263,902	301,263,902	USD / CNH, 6/18/2021, $7.25	Morgan Stanley & Co., Inc.	523,506
107,594,251	107,594,251	USD / CNH, 8/20/2021, $7.25	Morgan Stanley & Co., Inc.	349,123

		Total United States (cost $29,248,682)		$15,278,317

		Total Currency Put Options (cost $29,248,682)		$15,278,317

		Total Purchased Options (cost $789,884,973)		$765,308,149

	ADR	American Depositary Receipt
	BRL	Brazilian Real
	CNH	Chinese Renminbi Yuan
	ETF	Exchange Traded Fund
	SPDR	Standard & Poor’s Depositary Receipts
	USD	United States Dollar

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF PURCHASED OPTIONS (Unaudited) (concluded)

Purchased Options - By Industry	December 31, 2020 Percentage of Net Assets (%)	Purchased Options - By Industry	December 31, 2020 Percentage of Net Assets (%)
Airlines	0.06	Electronic Forms	0.16
Automobile - Cars / Light Trucks	0.52	Enterprise Software / Services	0.23
Commercial Services - Finance	0.12	Growth & Income - Large Cap	1.40
Computers	0.36	Health & Biotechnology	0.11
Cruise Lines	0.07	Hotels & Motels	0.32
Currency	0.14	Internet Application Software	0.30
Diversified Banking Institutions	0.18	Internet Content - Entertainment	0.04
Diversified Manufacturing Operations	0.07	Multimedia	0.10
E-Commerce / Products	0.10	Oil Companies - Integrated	0.08
E-Commerce / Services	0.35	Sector Fund - Technology	1.61
Electronic Components - Semiconductors	0.06	Web Portals / ISP	0.47

		Total Purchased Options	6.85%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited)

Shares		December 31, 2020 Fair Value
	Securities Sold, Not Yet Purchased – 23.68%
	Common Stocks – 23.68%
	Brazil – 0.41%
	Finance - Credit Card – 0.41%
809,081	Pagseguro Digital Ltd, Class A	$46,020,527

	Total Brazil (proceeds $26,775,033)	$46,020,527

	Canada – 0.66%
	Commercial Banks Non-US – 0.33%
432,500	Canadian Imperial Bank of Commerce	36,908,477

	Medical - Drugs – 0.20%
923,657	Canopy Growth Corp	22,737,817

	Private Equity – 0.13%
348,869	Brookfield Asset Management Inc, Class A	14,397,824

	Total Canada (proceeds $76,441,099)	$74,044,118

	China – 1.07%
	E-Commerce / Products – 0.03%
451,000	China Literature Ltd	3,539,319

	Educational Software – 0.27%
574,386	GSX Techedu Inc ADR	29,701,500

	Entertainment Software – 0.08%
454,723	HUYA Inc ADR	9,062,629

	Internet Content - Information / Networks – 0.54%
2,975,387	Tencent Music Entertainment Group ADR	57,246,446
89,088	Weibo Corp ADR	3,651,717

		60,898,163

	Metal - Aluminum – 0.01%
6,610,800	China Zhongwang Holdings Ltd	1,244,771

	Web Hosting / Design – 0.14%
445,429	Baozun Inc ADR	15,300,486

	Total China (proceeds $116,399,084)	$119,746,868

	France – 0.26%
	Advertising Services – 0.20%
439,476	Publicis Groupe SA	21,917,502

	REITS - Diversified – 0.06%
315,744	Klepierre SA	7,104,582

	Total France (proceeds $31,253,469)	$29,022,084

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		December 31, 2020 Fair Value
	Common Stocks (continued)
	Germany – 1.46%
	Automobile - Cars / Light Trucks – 0.79%
357,784	Bayerische Motoren Werke AG	$31,619,882
800,112	Daimler AG	56,575,083

		88,194,965

	Enterprise Software / Services – 0.67%
570,905	SAP SE	74,896,474

	Total Germany (proceeds $138,364,998)	$163,091,439

	Hong Kong – 0.87%
	Commercial Banks Non-US – 0.41%
2,690,900	Hang Seng Bank Ltd	46,399,315

	Electric - Integrated – 0.23%
546,000	CLP Holdings Ltd	5,048,872
3,715,100	Power Assets Holdings Ltd	20,123,448

		25,172,320

	Gas - Distribution – 0.17%
12,586,557	Hong Kong & China Gas Co Ltd	18,797,414

	Real Estate Operations / Development – 0.06%
475,500	Sun Hung Kai Properties Ltd	6,132,437

	Total Hong Kong (proceeds $109,691,509)	$96,501,486

	Israel – 0.58%
	Computer Data Security – 0.58%
489,404	Check Point Software Technologies Ltd	65,046,686

	Total Israel (proceeds $58,154,432)	$65,046,686

	Japan – 0.49%
	Advertising Services – 0.07%
251,000	Dentsu Group Inc	7,451,354

	E-Commerce / Products – 0.09%
1,097,300	Rakuten Inc	10,564,349

	Electric - Integrated – 0.01%
97,500	Chubu Electric Power Co Inc	1,173,834

	Gas - Distribution – 0.04%
175,800	Tokyo Gas Co Ltd	4,059,346

	Office Automation & Equipment – 0.02%
118,900	Seiko Epson Corp	1,763,145

	Semiconductor Equipment – 0.26%
390,200	Advantest Corp	29,214,451

	Total Japan (proceeds $52,494,438)	$54,226,479

	Switzerland – 0.16%
	Electronic Components - Semiconductors – 0.16%
487,180	STMicroelectronics NV	18,084,122

	Total Switzerland (proceeds $17,324,212)	$18,084,122

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		December 31, 2020 Fair Value
	Common Stocks (continued)
	United Kingdom – 0.06%
	Diversified Banking Institutions – 0.06%
1,289,729	HSBC Holdings PLC	$6,778,111

	Total United Kingdom (proceeds $9,269,284)	$6,778,111

	United States – 17.66%
	Advertising Agencies – 0.32%
443,256	Interpublic Group of Cos Inc	10,425,381
403,125	Omnicom Group Inc	25,142,906

		35,568,287

	Airlines – 0.40%
2,819,310	American Airlines Group Inc	44,460,519

	Apparel Manufacturers – 0.38%
2,290,345	Hanesbrands Inc	33,393,230
303,548	Tapestry Inc	9,434,272

		42,827,502

	Applications Software – 0.28%
295,563	BigCommerce Holdings Inc	18,960,366
369,814	Medallia Inc	12,285,221

		31,245,587

	Automobile - Cars / Light Trucks – 1.52%
4,543,559	Ford Motor Co	39,937,884
183,798	Tesla Inc	129,700,735

		169,638,619

	Cable / Satellite TV – 0.03%
439,160	Sirius XM Holdings Inc	2,797,449

	Commercial Services - Finance – 0.45%
564,620	H&R Block Inc	8,954,873
190,730	Square Inc, Class A	41,510,477

		50,465,350

	Computer Data Security – 0.65%
221,897	Fortinet Inc	32,958,361
322,964	Qualys Inc	39,359,623

		72,317,984

	Computer Software – 1.00%
288,508	Bandwidth Inc, Class A	44,335,024
666,899	Fastly Inc, Class A	58,266,966
427,658	Teradata Corp	9,609,475

		112,211,465

	Cruise Lines – 0.40%
1,928,104	Carnival Corp	41,762,733
43,916	Royal Caribbean Cruises Ltd	3,280,086

		45,042,819

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		December 31, 2020 Fair Value
	Common Stocks (continued)
	United States (continued)
	Diversified Banking Institutions – 0.58%
1,054,082	Citigroup Inc	$64,994,696

	Diversified Manufacturing Operations – 0.20%
2,087,238	General Electric Co	22,542,170

	E-Commerce / Products – 0.16%
79,474	Wayfair Inc, Class A	17,946,024

	E-Commerce / Services – 0.09%
233,436	Cargurus Inc	7,406,924
74,702	TripAdvisor Inc	2,149,924

		9,556,848

	Electric - Distribution – 0.12%
177,156	Consolidated Edison Inc	12,803,064

	Electronic Components - Semiconductors – 0.74%
1,655,413	Intel Corp	82,472,676

	Enterprise Software / Services – 0.84%
138,290	Everbridge Inc	20,614,890
534,978	New Relic Inc	34,987,561
43,916	Pegasystems Inc	5,852,246
752,916	SolarWinds Corp	11,256,094
87,695	Workday Inc, Class A	21,012,599

		93,723,390

	Finance - Credit Card – 0.29%
1,462,030	Western Union Co	32,076,938

	Footwear & Related Apparel – 0.04%
142,256	Wolverine World Wide Inc	4,445,500

	Health & Biotechnology – 1.19%
548,079	iShares Nasdaq Biotechnology ETF	83,028,488
354,314	SPDR S&P Biotech ETF	49,880,325

		132,908,813

	Human Resources – 0.16%
289,390	Robert Half International Inc	18,081,087

	Internet Application Software – 0.19%
150,500	Zendesk Inc	21,539,560

	Internet Content - Entertainment – 0.11%
219,231	Twitter Inc	11,871,359

	Internet Security – 0.35%
110,196	Palo Alto Networks Inc	39,162,556

	Investment Management / Advisory Services – 0.61%
1,196,189	Franklin Resources Inc	29,892,763
471,624	Invesco Ltd	8,220,406
147,975	T Rowe Price Group Inc	22,401,935
306,862	Waddell & Reed Financial Inc, Class A	7,815,775

		68,330,879

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		December 31, 2020 Fair Value
	Common Stocks (continued)
	United States (continued)
	Medical - Biomedical / Genetics – 0.37%
178,344	Amgen Inc	$41,004,852

	Motorcycle / Motor Scooter – 0.20%
595,131	Harley-Davidson Inc	21,841,308

	Oil Companies - Integrated – 0.30%
815,541	Exxon Mobil Corp	33,616,600

	Pharmacy Services – 0.08%
131,538	CVS Health Corp	8,984,045

	Real Estate Management / Services – 0.10%
890,946	Realogy Holdings Corp	11,689,212

	Real Estate Operations / Development – 0.01%
87,832	Brookfield Property Partners LP	1,270,929

	REITS - Apartments – 0.57%
209,041	AvalonBay Communities Inc	33,536,448
513,817	Equity Residential	30,459,072

		63,995,520

	REITS - Health Care – 0.68%
482,212	Omega Healthcare Investors Inc	17,513,940
557,647	Ventas Inc	27,347,009
475,731	Welltower Inc	30,741,737

		75,602,686

	REITS - Office Property – 1.36%
356,965	Boston Properties Inc	33,743,901
564,213	Brandywine Realty Trust	6,719,777
640,938	Douglas Emmett Inc	18,702,571
363,850	Hudson Pacific Properties Inc	8,739,677
477,717	Kilroy Realty Corp	27,420,956
356,398	Mack-Cali Realty Corp	4,440,719
340,743	SL Green Realty Corp	20,301,468
850,313	Vornado Realty Trust	31,750,687

		151,819,756

	REITS - Regional Malls – 0.24%
314,294	Simon Property Group Inc	26,802,992

	REITS - Shopping Centers – 0.38%
219,187	Brixmor Property Group Inc	3,627,545
188,193	Federal Realty Investment Trust	16,018,988
917,213	Kimco Realty Corp	13,767,367
148,814	Regency Centers Corp	6,784,430
184,446	Urban Edge Properties	2,386,731

		42,585,061

	REITS - Single Tenant – 0.07%
131,538	Realty Income Corp	8,177,717

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		December 31, 2020 Fair Value
	Common Stocks (continued)
	United States (continued)
	Rental Auto / Equipment – 0.05%
153,431	Avis Budget Group Inc	$5,722,976

	Retail - Apparel / Shoes – 0.24%
36,468	Ascena Retail Group Inc	2,188
354,437	Chico’s FAS Inc	563,555
97,671	Children’s Place Inc	4,893,317
1,076,737	Gap Inc	21,739,320

		27,198,380

	Retail - Arts & Crafts – 0.08%
700,556	Michaels Cos Inc	9,114,234

	Retail - Bedding – 0.03%
188,245	Bed Bath & Beyond Inc	3,343,231

	Retail - Home Furnishings – 0.04%
120,211	La-Z-Boy Inc	4,789,206

	Retail - Major Department Stores – 0.42%
1,496,135	Nordstrom Inc	46,694,373

	Retail - Miscellaneous / Diversified – 0.13%
1,103,420	Sally Beauty Holdings Inc	14,388,597

	Retail - Regional Department Stores – 0.84%
211,359	Dillard’s Inc, Class A	13,326,185
1,490,676	Kohl’s Corp	60,655,606
1,790,877	Macy’s Inc	20,147,366

		94,129,157

	Sector Fund - Energy – 0.02%
44,423	Energy Select Sector SPDR Fund	1,683,632

	Telephone - Integrated – 0.30%
1,183,938	AT&T Inc	34,050,057

	Transport - Services – 0.05%
58,137	C.H. Robinson Worldwide Inc	5,457,327

	Total United States (proceeds $1,875,412,655)	$1,972,992,989

	Total Common Stocks (proceeds $2,511,580,213)	$2,645,554,909

	Total Securities Sold, Not Yet Purchased (proceeds $2,511,580,213)	$2,645,554,909

ADR	American Depositary Receipt
ETF	Exchange Traded Funds
REITS	Real Estate Investment Trusts
SPDR	Standard & Poor’s Depositary Receipts

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (concluded)

Securities Sold, Not Yet Purchased - By Industry	December 31, 2020 Percentage of Net Assets (%)
Advertising Agencies	0.32
Advertising Services	0.27
Airlines	0.40
Apparel Manufacturers	0.38
Applications Software	0.28
Automobile - Cars / Light Trucks	2.31
Cable / Satellite TV	0.03
Commercial Banks Non-US	0.74
Commercial Services - Finance	0.45
Computer Data Security	1.23
Computer Software	1.00
Cruise Lines	0.40
Diversified Banking Institutions	0.64
Diversified Manufacturing Operations	0.20
E-Commerce / Products	0.28
E-Commerce / Services	0.09
Educational Software	0.27
Electric - Distribution	0.12
Electric - Integrated	0.24
Electronic Components - Semiconductors	0.90
Enterprise Software / Services	1.51
Entertainment Software	0.08
Finance - Credit Card	0.70
Footwear & Related Apparel	0.04
Gas - Distribution	0.21
Health & Biotechnology	1.19
Human Resources	0.16
Internet Application Software	0.19
Internet Content - Entertainment	0.11
Internet Content - Information / Networks	0.54
Internet Security	0.35

Securities Sold, Not Yet Purchased - By Industry	December 31, 2020 Percentage of Net Assets (%)
Investment Management / Advisory Services	0.61
Medical - Biomedical / Genetics	0.37
Medical - Drugs	0.20
Metal - Aluminum	0.01
Motorcycle / Motor Scooter	0.20
Office Automation & Equipment	0.02
Private Equity	0.13
Oil Companies - Integrated	0.30
Pharmacy Services	0.08
Real Estate Management / Services	0.10
Real Estate Operations / Development	0.07
REITS - Apartments	0.57
REITS - Diversified	0.06
REITS - Health Care	0.68
REITS - Office Property	1.36
REITS - Regional Malls	0.24
REITS - Shopping Centers	0.38
REITS - Single Tenant	0.07
Rental Auto / Equipment	0.05
Retail - Apparel / Shoes	0.24
Retail - Arts & Crafts	0.08
Retail - Bedding	0.03
Retail - Home Furnishings	0.04
Retail - Major Department Stores	0.42
Retail - Miscellaneous / Diversified	0.13
Retail - Regional Department Stores	0.84
Sector Fund - Energy	0.02
Semiconductor Equipment	0.26
Telephone - Integrated	0.30
Transport - Services	0.05
Web Hosting Design	0.14

Total Securities Sold, Not Yet Purchased	23.68%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF WRITTEN OPTIONS (Unaudited)

Notional Amount (USD)	Contracts		December 31, 2020 Fair Value
		Written Options – 0.95%
		Equity Options – 0.95%
		Equity Call Options – 0.95%
		United States – 0.95%
		Sector Fund - Technology – 0.95%
$ 263,490,000	8,783	iShares Expanded Tech-Software Sector ETF, 2/19/2021, $300.00	$48,921,310
67,952,000	2,192	iShares Expanded Tech-Software Sector ETF, 2/19/2021, $310.00	10,280,480
143,975,000	4,430	iShares Expanded Tech-Software Sector ETF, 3/19/2021, $325.00	16,789,700
81,104,000	4,384	VanEck Vectors Semiconductor ETF, 2/19/2021, $185.00	15,059,040
84,170,000	4,430	VanEck Vectors Semiconductor ETF, 5/21/2021, $190.00	15,327,800

		Total United States (premiums received $70,781,770)	$106,378,330

		Total Equity Call Options (premiums received $70,781,770)	$106,378,330

		Total Equity Options (premiums received $70,781,770)	$106,378,330

		Total Written Options (premiums received $70,781,770)	$106,378,330

	ETF	Exchange Traded Fund

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF WRITTEN OPTIONS (Unaudited) (concluded)

Written Options - By Industry	December 31, 2020 Percentage of Net Assets (%)
Sector Fund - Technology	0.95

Total Written Options	0.95%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited)

Notional Amount (USD)	Maturity Date*		December 31, 2020 Unrealized Appreciation / Depreciation***

	Swap Contracts – 2.90%
	Total Return Swap Contracts – Appreciation – 3.50%
	Australia – 0.03%
	Commercial Banks Non-US – 0.03%
$ (18,326,514)	12/23/2024	Bank of Queensland Ltd	$1,873,150

Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Bank of Queensland Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.75%**.

(35,695,517)	12/23/2024	Westpac Banking Corp	1,259,326

Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Westpac Banking Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Total Australia		$3,132,476

	Brazil – 1.21%
	Commercial Services – Finance – 0.06%
(10,058,748)	1/29/2021	Cielo SA	6,312,083

		Agreement with Morgan Stanley, dated 01/30/2019 to deliver the total return of the shares of Cielo SA in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 9.38%**.
	Finance – Other Services – 0.19%
100,316,892	1/29/2021	B3 SA - Brasil Bolsa Balcao	21,776,418

Agreement with Morgan Stanley, dated 01/30/2019 to receive the total return of the shares of B3 SA - Brasil Bolsa Balcao in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 1.00%**.

	Retail – Discount – 0.96%
101,214,910	1/29/2021	Magazine Luiza SA	107,342,841

Agreement with Morgan Stanley, dated 01/30/2019 to receive the total return of the shares of Magazine Luiza SA in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 1.00%**.

	Total Brazil		$135,431,342

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		December 31, 2020 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Appreciation (continued)
	China – 0.11%
	Applications Software – 0.11%
$ 84,741,663	7/11/2022	Glodon Co Ltd, Class A	$12,134,670

Agreement with Morgan Stanley, dated 07/10/2020 to receive the total return of the shares of Glodon Co Ltd, Class A in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 1.25%**.

	Total China		$12,134,670

	Denmark – 0.00%
	Medical - Drugs – 0.00%
1,717,845	2/26/2024	Genmab A/S	74,774

		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Genmab A/S in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%**.

	Total Denmark		$74,774

	Japan – 0.06%
	Electric - Integrated – 0.01%
(1,153,521)	3/4/2024	Tokyo Electric Power Co Holdings Inc	700,058

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Tokyo Electric Power Co Holdings Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Office Automation & Equipment – 0.04%
(16,527,590)	3/4/2024	Canon Inc	1,705,204

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Canon Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

(3,176,525)	3/4/2024	Konica Minolta Inc	1,208,564

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Konica Minolta Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		December 31, 2020 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Appreciation (continued)
	Japan (continued)
	Office Automation & Equipment (continued)
$ (4,711,190)	3/4/2024	Ricoh Co Ltd	$1,926,026

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Ricoh Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

			4,839,794

	Photo Equipment & Supplies – 0.01%
(3,232,932)	3/4/2024	Nikon Corp	1,378,497

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Nikon Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Total Japan		$6,918,349

	Spain – 0.37%
	Building - Heavy Construction – 0.37%
41,906,872	2/26/2024	Cellnex Telecom SA	41,566,107

Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Cellnex Telecom SA in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%**.

	Food - Retail – 0.00%
(419,840)	2/26/2024	Distribuidora Internacional de Alimentacion SA	280,782

Agreement with Morgan Stanley, dated 03/03/2014 to deliver the total return of the shares of Distribuidora Internacional de Alimentacion SA in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 16.56%**.

	Total Spain		$41,846,889

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		December 31, 2020 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Appreciation (continued)
	Switzerland – 0.01%
	Enterprise Software / Services – 0.01%
$ (20,712,220)	12/11/2023	Temenos AG	$536,664

Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Temenos AG in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.35%**.

	Total Switzerland		$536,664

	United Kingdom – 0.06%
	Diversified Banking Institutions – 0.00%
(30,005,480)	12/11/2023	HSBC Holdings PLC	337,748

Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of HSBC Holdings PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%**.

	Retail - Major Department Store – 0.06%
(12,200,475)	12/11/2023	Marks & Spencer Group PLC	6,834,411

Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Marks & Spencer Group PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%**.

	Total United Kingdom		$7,172,159

	United States – 1.65%
	Private Equity – 0.50%
54,702,212	3/4/2024	Carlyle Group Inc	27,420,232

Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Carlyle Group Inc in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%**.

49,334,904	3/4/2024	KKR & Co Inc	28,349,404

		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of KKR & Co Inc in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%**.

			55,769,636

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		December 31, 2020 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Appreciation (continued)
	United States (continued)
	Web Portals / ISP – 1.15%
$ 113,291,281	3/4/2024	Alphabet Inc, Class A	$128,312,846

Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Alphabet Inc, Class A in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%**.

	Total United States		$184,082,482

	Total Return Swap Contracts - Appreciation ****		$391,329,805

	Total Return Swap Contracts - Depreciation – 0.60%
	Australia – 0.23%
	Commercial Banks Non-US – 0.23%
(30,668,260)	12/23/2024	Australia & New Zealand Banking Group Ltd	631,089

Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Australia & New Zealand Banking Group Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

(52,032,570)	12/23/2024	Commonwealth Bank of Australia	25,279,945

Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Commonwealth Bank of Australia in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Total Australia		$25,911,034

	Denmark – 0.01%
	Medical - Drugs – 0.01%
(21,898,207)	2/26/2024	Novo Nordisk A/S, Class B	1,266,426

Agreement with Morgan Stanley, dated 03/03/2014 to deliver the total return of the shares of Novo Nordisk A/S, Class B in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Total Denmark		$1,266,426

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		December 31, 2020 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Depreciation (continued)
	Japan – 0.24%
	Electric Products - Miscellaneous – 0.00%
$(1,767,511)	3/4/2024	Casio Computer Co Ltd	$273,590

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Casio Computer Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Gas - Distribution – 0.01%
(11,595,444)	3/4/2024	Osaka Gas Co Ltd	732,833

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Osaka Gas Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.56%**.

	Semiconductor Equipment – 0.23%
(113,505,811)	3/4/2024	Tokyo Electron Ltd	25,355,315

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Tokyo Electron Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Total Japan		$26,361,738

	Netherlands – 0.03%
	Commercial Services - Finance – 0.03%
(12,103,767)	2/26/2024	Adyen NV	3,254,365

		Agreement with Morgan Stanley, dated 03/03/2014 to deliver the total return of the shares of Adyen NV in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.35%**.

	Total Netherlands		$3,254,365

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		December 31, 2020 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Depreciation (continued)
	Taiwan – 0.07%
	Computers - Peripheral Equipment – 0.02%
$(13,280,563)	3/4/2024	Innolux Display Corp	$2,707,946

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Innolux Display Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 3.50%**.

	Electronic Components - Miscellaneous – 0.05%
(14,274,420)	3/4/2024	AU Optronics Corp	5,599,456

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of AU Optronics Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 3.50%**.

	Total Taiwan		$8,307,402

	United Kingdom – 0.02%
	Commercial Banks Non-US – 0.01%
(2,453,180)	12/11/2023	Standard Chartered PLC	565,322

Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Standard Chartered PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%**.

	Retail - Apparel / Shoes – 0.01%
(4,646,914)	12/11/2023	Next PLC	1,394,281

		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Next PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%**.

	Total United Kingdom		$1,959,603

	Total Return Swap Contracts - Depreciation *****		$67,060,568

	Total Swap Contracts, net		$324,269,237

*	Per the terms of the executed swap agreement, no periodic payments are made. A single payment is made upon the maturity of the Total Return Swap Contracts.
**	The financing rate is made up of the Daily Fed Funds Effective Rate plus a variable rate. The Daily Fed Funds Effective Rate is the weighted average interest rate at which depository institutions (banks and credit unions) trade federal funds (balances held at Federal Reserve Banks) with each other overnight. The variable rate indicated is as of December 31, 2020.
***	The value of the Total Return Swap Contracts is the same as the unrealized appreciation/depreciation. For this reason the value has not been broken out separately. Additionally, there were no upfront payments or receipts related to any of the Total Return Swap Contracts transactions.
****	Includes all Total Return Swap Contracts in an appreciated position. The unrealized appreciation of these contracts is included as part of Unrealized appreciation on total return swap contracts in the Statement of Assets and Liabilities.
*****	Includes all Total Return Swap Contracts in a depreciated position. The unrealized depreciation amounts of these contracts is included as part of Unrealized depreciation on total return swap contracts in the Statement of Assets and Liabilities.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (concluded)

Swap Contracts - By Industry	December 31, 2020 Percentage of Net Assets (%)
Applications Software	0.11
Building - Heavy Construction	0.37
Commercial Banks Non-U.S.	(0.21)
Commercial Services - Finance	0.03
Computers - Peripheral Equipment	(0.02)
Diversified Banking Institutions	0.00
Electric Products - Miscellaneous	0.00
Electric - Integrated	0.01
Electronic Components - Miscellaneous	(0.05)
Enterprise Software / Services	0.01
Finance - Other Services	0.19

Swap Contracts - By Industry	December 31, 2020 Percentage of Net Assets (%)
Food - Retail	0.00
Gas - Distribution	(0.01)
Medical - Drugs	(0.01)
Office Automation & Equipment	0.04
Photo Equipment & Supplies	0.01
Private Equity	0.50
Retail - Apparel / Shoes	(0.01)
Retail - Discount	0.96
Retail - Major Department Store	0.06
Semiconductor Equipment	(0.23)
Web Portals / ISP	1.15

Total Swap Contracts	2.90%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—DECEMBER 31, 2020 (Unaudited)

1.	Fair Value Measurement

ACAP Strategic Fund (the “Fund”) follows ASC Topic 820, Fair Value Measurements and Disclosures (“ASC Topic 820”) for fair value measurement. ASC Topic 820 establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. ASC Topic 820 establishes three levels of inputs that may be used to measure fair value. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Over-the-counter financial derivative instruments, such as forward contracts and total return swaps, derive their values from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These derivative contracts, which use valuation techniques and observable inputs as described above and in further detail below and have an appropriate level of market activity, are categorized within Level 2 of the fair value hierarchy.

The Fund recognizes transfers into and out of levels indicated above at the end of the reporting period. There were no such transfers during the three months ended December 31, 2020.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

Additional information on the investments can be found in the Schedule of Investments, the Schedule of Purchased Options, the Schedule of Securities Sold, Not Yet Purchased, the Schedule of Written Options and the Schedule of Swap Contracts.

The following table summarizes the fair value of assets and liabilities by the ASC 820 fair value hierarchy levels as of December 31, 2020.

	Level 1	Level 2	Level 3	Balance December 31, 2020
Assets
Investment Securities
Common Stocks	$12,410,996,830	$-	$-	$12,410,996,830
Short-Term Securities	427,903,580	-	-	427,903,580
Purchased Options	750,029,832	15,278,317	-	765,308,149
Unrealized Appreciation on
Total Return Swap Contracts	-	391,329,805	-	391,329,805

Total Assets	$13,588,930,242	$406,608,122	$-	$13,995,538,364

Liabilities
Securities Sold, Not Yet Purchased
Common Stocks	$2,645,554,909	$-	$-	$2,645,554,909
Written Options	106,378,330	-	-	106,378,330
Unrealized Depreciation on
Total Return Swap Contracts	-	67,060,568	-	67,060,568

Total Liabilities	$2,751,933,239	$67,060,568	$-	$2,818,993,807

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—DECEMBER 31, 2020 (Unaudited) (continued)

2.	Portfolio Valuation

The value of the net assets of the Fund is determined on each business day as of the close of regular business of the New York Stock Exchange in accordance with the procedures set forth below or as may be determined from time to time pursuant to policies established by the Fund’s Board of Trustees (the “Board”).

Domestic and foreign exchange-traded equity securities (including listed warrants) traded upon or dealt in one or more domestic or foreign securities exchanges are valued at their official closing price as reported on their primary exchange.

Domestic non-exchange traded equity securities are valued at their last reported price.

Total return swaps on equity securities are generally valued based upon the price for the reference asset, as determined in the manner specified above, as well as dividends on the reference equity security and accrued swap interest since the day of opening the position.

Fixed income, including convertible bonds, is generally valued using an evaluated bid price provided by an independent pricing agent. Evaluated bid prices provided by the pricing agent may be determined without exclusive reliance on quoted bid prices and may reflect factors such as relative credit information, observed market movements, sector news, maturity, reported trade frequencies and other market data. Money market instruments with a remaining maturity of 60 days or less may be valued at amortized cost (purchase price or last valuation, as applicable, adjusted for accretion of discount or amortization of premium) unless SilverBay Capital Management, LLC, investment adviser of the Fund (the “Adviser”) believes another valuation is more appropriate.

Options traded upon or dealt in one or more domestic or foreign securities exchanges are valued at their last reported bid price as reported on such exchange(s). Non-exchange traded options and currency options are valued using a combination of observable inputs and models.

Forward contracts are traded on the over-the-counter market. Forward contracts are valued using observable inputs, such as currency exchange rates or commodity prices, applied to notional amounts stated in the applicable contracts.

When market quotations are not readily available, if a market quotation is “stale”, or when the valuation methods mentioned above are not reflective of the fair value of an asset or a liability, fair value will be determined in good faith based on observable and unobservable inputs relevant to the valuation of the asset under the oversight of the Board (“Fair Value Determination”).

The Adviser monitors the continuing appropriateness of the valuation methodology being used for each security and other investment.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be materially affected by events occurring before the Fund calculates its net asset value but after the close of the primary markets or exchanges on which foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). When such an event materially affects the values of securities held by the Fund or its liabilities (including foreign securities for which there is a readily available market price), such securities and liabilities may be subject to Fair Value Determination taking into account the aforementioned factors, in good faith pursuant to procedures adopted by the Board. For the three months ended December 31, 2020, no portfolio securities or liabilities were subject to Fair Value Determination.

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks

a.	Total Return Swaps

The Adviser may use total return swaps to pursue the Fund’s investment objective of maximum capital appreciation. The Adviser may also use these swaps for hedging purposes. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated notional amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps, total return swaps or equity swaps, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Fund’s investment exposure to the particular interest rate, currency, commodity or equity involved.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return of other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security index or market.

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—DECEMBER 31, 2020 (Unaudited) (continued)

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

a.	Total Return Swaps (continued)

Most swap agreements entered into by the Fund require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.

The Fund is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s risk of loss generally consists of the net amount of payments that the Fund contractually is entitled to receive and/or the termination value at the end of the contract, which may be different than the amounts recorded on the Statement of Assets and Liabilities. Total return swaps are non-income producing instruments.

The Fund’s total return swap contract counterparty is Morgan Stanley & Co., Inc.

At December 31, 2020, the net amount of the fair value of the above-mentioned investments was $324,269,237.

b.	Call and Put Options on Individual Securities

The Fund may purchase call and put options in respect of specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security. A covered put option written by the Fund is a put option with respect to which cash or liquid securities have been placed in a segregated account on the Fund’s books or with the Fund’s custodian to fulfill the obligation undertaken.

The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. The Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund would ordinarily make a similar “closing sale transaction,” which involves liquidating the Fund’s position by selling the option previously purchased, although the Fund would be entitled to exercise the option should it deem it advantageous to do so. The Fund may also invest in so-called “synthetic” options or other derivative instruments written by broker-dealers.

Options transactions may be effected on securities exchanges or in the over-the-counter market. Over-the-counter options purchased and sold by the Fund may also include options on baskets of specific securities. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund may buy and sell call and put options, including options on currencies. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund’s losses are potentially unlimited. Options may be traded over-the-counter or on a securities exchange. These transactions involve risks consisting of counterparty credit risk and leverage risk.

At December 31, 2020, the fair value of the above-mentioned investments was $643,651,502.

c.	Foreign Currency Transactions

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—DECEMBER 31, 2020 (Unaudited) (continued)

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

c.	Foreign Currency Transactions (continued)

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

The Fund may enter into forward contracts for hedging and non-hedging purposes to pursue its investment objective. These contracts represent obligations to purchase or to sell a specified amount of currency at a future date and at a specified price agreed to by the parties at the time they enter into the contracts and allow the Fund to “lock in” the US dollar prices of securities. However, there may be an imperfect correlation between the securities being purchased or sold and the forward contracts entered into, and there is a risk that a counterparty will be unable or unwilling to fulfill its obligations under the forward contract.

At December 31, 2020, the Fund held no positions of the above-mentioned investments.

The Fund may also seek to hedge against the decline in the value of a currency or, to the extent applicable, to enhance returns, through the use of currency options. Currency options are similar to options on securities. For example, in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or over-the-counter markets. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.

At December 31, 2020, the fair value of the currency options was $15,278,317.

4.	Federal Income Tax Information

During the year ended September 30, 2020, taxable gain differs from net increase in net assets resulting from operations primarily due to: (1) unrealized gain/(loss) from investment activities and foreign currency transactions, as investment gains and losses are not included in taxable income until they are realized; (2) deferred wash sales losses and loss deferrals on unsettled short positions; (3) net deferral of qualified late year losses; (4) deferred straddle losses; and (5) net operating losses.

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short- term and/or long-term losses. As of September 30, 2020, the Fund had no capital loss carryovers available to offset possible future capital gains. Under federal tax law, capital loss realized after October 31, 2019 and certain ordinary losses realized after December 31, 2019 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended September 30, 2020, the Fund incurred and elected to defer qualified late-year ordinary loss of $660,953,593.

As of September 30, 2020, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income:	$—
Undistributed long-term capital gains:	431,161,723
Accumulated realized capital and other losses:	(660,953,593)
Net unrealized appreciation/depreciation:	4,107,025,350

Total	$3,877,233,480

As of December 31, 2020, the estimated aggregate unrealized appreciation and the aggregate cost of investment securities for tax purposes, including securities sold, not yet purchased, options, forward contracts and swap contracts were as follows:

Excess of value over tax cost (gross appreciation)	$5,504,939,887
Excess of tax cost over value (gross depreciation)	(168,711,247)

Net unrealized appreciation	$5,336,228,640

5.	Subsequent Events

The Fund has determined that no material events or transactions occurred subsequent to December 31, 2020 that would require recognition or disclosure in the Fund’s “Schedule of Investments.”